Note 1 - Nature of the Business and Basis of Preparation	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business and basis of preparation

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on November 21, 2014. The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focusing on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

As of June 30, 2021, the subsidiaries of the Company are as follows:

			Percentage of
		Date of	ownership by the	Principal
Name of company	Place of incorporation	incorporation	Company	activities
BeyondSpring
Pharmaceuticals Inc.	Delaware,
(“BeyondSpring US ”)	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.	The People’s Republic of China
(“Wanchun Shenzhen”)	(“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin
Pharmaceuticals Ltd.
(“Wanchunbulin”)	PRC	May 6, 2015	58.0%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	58.0%	Holding company

SEED Therapeutics Inc.				Pre-clinical development
(“SEED”)	BVI	June 25, 2019	59.0%	activities

SEED Technology Limited
(“SEED Technology”)	BVI	December 9, 2019	58.0%	Holding company

SEED Therapeutics US, Inc.				Pre-clinical development
(“SEED US”)	Delaware, U.S.	November 25, 2020	59.0%	activities

The accompanying unaudited interim condensed consolidated balance sheet as of June 30, 2021, the unaudited interim condensed consolidated statements of comprehensive loss for the three and six months ended June 30, 2020 and 2021, the cash flows for the six months ended June 30, 2020 and 2021, and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. The results of operations for the three and six months ended June 30, 2021 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2021. The consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2020.